Investment Objectives and Goals - Cambria Chesapeake Pure Trend ETF	Oct. 26, 2026
Prospectus [Line Items]
Risk/Return [Heading]	CAMBRIA CHESAPEAKE PURE TREND ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Cambria Chesapeake Pure Trend ETF (the “Fund”) seeks to preserve capital and generate long-term capital appreciation.